Distribution of Capital Expenditure by Geographical Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Capital expenditures	$ 44,717	$ 42,601	$ 49,730
Ireland
Segment Reporting Information [Line Items]
Capital expenditures	24,468	27,670	30,900
Rest of Europe
Segment Reporting Information [Line Items]
Capital expenditures	2,819	2,851	1,916
United States
Segment Reporting Information [Line Items]
Capital expenditures	11,027	8,432	15,256
Other
Segment Reporting Information [Line Items]
Capital expenditures	$ 6,403	$ 3,648	$ 1,658